Document And Entity Information	Nov. 12, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2024
Entity Registrant Name	First Advantage Corporation
Entity Central Index Key	0001210677
Entity Emerging Growth Company	false
Entity File Number	001-31666
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-3884690
Entity Address, Address Line One	1 Concourse Parkway NE
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	888)
Local Phone Number	314-9761
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	FA
Security Exchange Name	NASDAQ